PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses and other current assets

At March 31, 2018 and December 31, 2017, prepaid expenses and other current assets consisted of the following:

	March 31, 2018	December 31, 2017
Prepaid professional fees	$15,000	$65,000
Prepaid dues and subscriptions	11,168	49,167
Other	48,238	35,546
	$74,406	$149,713

At December 31, 2017 and 2016, prepaid expenses and other current assets consisted of the following:

	December 31, 2017	December 31, 2016
Prepaid professional fees	$65,000	$32,004
Prepaid dues and subscriptions	49,167	—
Prepayment for acquisition of real property	—	700,000
Other	35,546	17,792
	$149,713	$749,796